Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Financial Risk Management [Abstract]
Summary of Credit Risk

The maximum credit risk exposure is as follows:

	June 30, 2025		December 31, 2024
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	34,819	—	29,243
Other receivables	—	464	—	428
Loans to employees	180	—	180	—
Trade and other financial receivables	180	35,283	180	29,671
Guarantee deposit	1,097	—	1,170	—
Non-current financial assets	1,097	—	1,170	—
Guarantee deposit	—	164	—	209
Financial investments	—	4,914	—	25,901
Other current financial assets	—	5,078	—	26,110
Total	1,277	40,361	1,350	55,781

Summary of Interest Rate Risk, Group Loans and Borrowings Balance

Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates. The Group loans and borrowings balance as of June 30, 2025 and December 31, 2024 is broken down as follows:

(In thousand Euros)	Currency	June 30, 2025	December 31, 2024
Fixed rate Loan	EUR	17,366	16,799
Floating rate loan	EUR	164,179	181,670
		181,545	198,469
This analysis assumes that all other variables are held constant and considers only the effect of interest rates.

	June 30, 2025		June 30, 2024
	Profit or loss		Profit or loss
(In thousand Euros)	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	907	(907)	834	(834)

Summary of Impact of a Reasonably Possible Strengthening (Weakening)

The following table shows the impact of a reasonably possible strengthening or weakening of the Euro in each of the foreign currencies as of June 30. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	June 30, 2025		June 30, 2024
	Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	2,335	(2,853)	248	(248)

Summary of Liquidity Risk	Details of working capital are as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
Current assets	136,007	158,367
Current liabilities	152,557	175,751
Total	(16,550)	(17,384)

Summary of Maturity Analysis for Derivative Financial Liabilities

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2025 is as follows:

	June 30, 2025
(In thousand Euros)	Capital	Interest	Total
1 July 2025 - 30 June 2026	101,780	6,122	107,902
1 July 2026 - 30 June 2027	42,711	3,664	46,375
1 July 2027 - 30 June 2028	21,640	1,447	23,087
1 July 2028 - 30 June 2029	11,327	466	11,793
1 July 2029 - 30 June 2030	2,383	71	2,454
More than five years	1,704	5	1,709
	181,545	11,775	193,320